Law Offices of
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

May 28, 2010

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:             Voyageur Mutual Funds III
File No.  811-04547

Dear Sir or Madam:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Voyageur Mutual Funds III (the “Registrant”).  This Registration Statement is being filed to register Class A, Class B, Class C, Class R, and Institutional Class shares of the Delaware Select Growth Fund (the "Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of Delaware Growth Equity Fund (formerly, Delaware American Services Fund) (the "Acquired Fund"), a series of Delaware Group Equity Funds III, in connection with the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement and will be voted on by shareholders of the Acquired Fund.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement:  (1) prospectus and statement of additional information for the Acquiring Fund dated August 28, 2009, as supplemented to date; (2) prospectus and statement of additional information for the Acquired Fund dated October 28, 2009, as supplemented to date; (3) annual report for the Acquiring Fund for the fiscal year ended April 30, 2009; (4) annual report for the Acquired Fund for the fiscal year ended June 30, 2009; (5) semi-annual report for the Acquiring Fund for the fiscal period ended October 31, 2009; and (6) semi-annual report for the Acquired Fund for the fiscal period ended December 31, 2009.

It is proposed that this filing will become automatically effective on June 28, 2010 pursuant to Rule 488 under the 1933 Act.  The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8553 or Ken Greenberg at (215) 564-8149.

Very truly yours,

/s/  Nicolas Lombo
Nicolas Lombo